Long-Term Debt, net - Annual loan principal payments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 29,250	$ 31,750
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	29,250
Later than one year and not later than two years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than two years and not later than three years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than three years and not later than four years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than four years and not later than five years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 14,250